Expense Example - Popular Total Return Fund	Jul. 28, 2026 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 513
Expense Example, with Redemption, 3 Years	855
Expense Example, with Redemption, 5 Years	1,220
Expense Example, with Redemption, 10 Years	2,244
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	345
Expense Example, with Redemption, 3 Years	754
Expense Example, with Redemption, 5 Years	1,290
Expense Example, with Redemption, 10 Years	2,752
Class I Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	144
Expense Example, with Redemption, 3 Years	446
Expense Example, with Redemption, 5 Years	771
Expense Example, with Redemption, 10 Years	$ 1,689